Description of Business and Basis for Preparation (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Disclosure of impact of correction of error on consolidated financial statements
The following table summarizes the impact on the Group’s unaudited condensed interim consolidated financial statements:

For the fiscal year ended December 31, 2018:
	Impact of correction of error
December 31, 2018	As previously reported	Adjustments	As corrected
Accumulated deficit	(36,156)	(2,494)	(38,650)
Shareholders' equity	19,409	(2,494)	16,915

For the six months ended June 30, 2019:
	Impact of correction of error
June 30, 2019	As previously reported	Adjustments	As corrected
Accumulated deficit	(41,030)	(2,494)	(43,524)
Shareholders' equity	16,534	(2,494)	14,040